Note 11 - Long-term Debt	12 Months Ended
Dec. 31, 2023
Long-Term Debt [Abstract]
Long-Term Debt [Text Block]
11. Long-Term Debt:

 The amounts shown in the accompanying consolidated balance sheets consist of the following:

		Borrower(s)	December 31, 2022	December 31, 2023
A.		Term Loans:
	1	Nerida Shipping Co.	$-	$-
	2	Singleton Shipping Co. and Tatum Shipping Co.	34,400	-
	3	Costamare. Inc.	-	-
	4	Bastian Shipping Co. and Cadence Shipping Co.	82,800	-
	5	Adele Shipping Co.	48,500	-
	6	Costamare Inc.	112,430	-
	7	Quentin Shipping Co. and Sander Shipping Co.	-	-
	8	Costamare Inc.	-	-
	9	Capetanissa Maritime Corporation et al.	15,671	-
	10	Caravokyra Maritime Corporation et al.	6,928	-
	11	Kelsen Shipping Co.	-	-
	12	Uriza Shipping S.A.	-	-
	13	Berg Shipping Co.	10,540	-
	14	Reddick Shipping Co. and Verandi Shipping Co.	-	-
	15	Evantone Shipping Co. and Fortrose Shipping Co.	17,750	-
	16	Ainsley Maritime Co. and Ambrose Maritime Co.	131,250	120,536
	17	Hyde Maritime Co. and Skerrett Maritime Co.	127,212	115,904
	18	Kemp Maritime Co.	64,300	58,525
	19	Vernes Shipping Co.	-	-
	20	Achilleas Maritime Corporation et al.	66,974	48,569
	21	Novara et al.	65,043	-
	22	Costamare Inc.	49,095	29,735
	23	Costamare Inc.	-	-
	24	Costamare Inc.	24,387	-
	25	Amoroto et al.	67,882	50,661
	26	Costamare Inc.	-	-
	27	Dattier Marine Corp et al.	-	-
	28	Bernis Marine Corp. et al.	47,884	41,695
	29	Costamare Inc.	52,361	-
	30	Costamare Inc.	62,500	38,500
	31	Adstone Marine Corp. et al.	-	-
	32	Amoroto et al.	33,700	24,240
	33	Benedict et al.	458,952	376,857
	34	Reddick Shipping Co. and Verandi Shipping Co.	43,500	33,000
	35	Quentin Shipping Co. and Sander Shipping Co.	85,000	74,625
	36	Greneta Marine Corp. et al.	30,000	26,045
	37	Bastian Shipping Co. et al.	-	260,630
	38	Adstone Marine Corp. et al.	82,885	101,065
	39	NML Loan 1	-	5,995
	40	Kalamata Shipping Corporation et al.	-	64,000
	41	Capetanissa Maritime Corporation et al.	-	22,417
	42	Archet Marine Corp. et al.	-	63,312
	43	NML Loan 2	-	34,920
	44	NML Loan 3	-	18,460
	45	Barlestone Marine Corp. et al.	-	12,000
		Total Term Loans	$1,821,944	$1,621,691
B.		Other financing arrangements	678,930	632,892
C.		Unsecured Bond Loan	106,660	110,500
		Total long-term debt	$2,607,534	$2,365,083
		Less: Deferred financing costs	(22,913)	(18,863)
		Total long-term debt, net	$2,584,621	$2,346,220
		Less: Long-term debt current portion	(325,611)	(352,140)
		Add: Deferred financing costs, current portion	5,497	5,113
		Total long-term debt, non-current, net	$2,264,507	$1,999,193

A. Term Loans:

1. On August 1, 2017, Nerida Shipping Co. entered into a loan agreement with a bank for an amount of up to $17,625 for the purpose of financing general corporate purposes relating to Maersk Kowloon. On August 3, 2017, the Company drew the amount of $17,625. On July 1, 2022, the then outstanding balance of $9,075 was fully repaid.

2. On July 17, 2018, Tatum Shipping Co. and Singleton Shipping Co. entered into a loan agreement with a bank for an amount of up to $48,000, for the purpose of financing general corporate purposes relating to the vessels Megalopolis and Marathopolis. The facility has been drawn down in two tranches on July 20, 2018 and August 2, 2018. On January 9, 2023, following the execution of the loan agreement discussed in Note 11.A.37, the then outstanding balance of $34,400 was fully repaid.

3. On November 27, 2018, the Company entered into a loan agreement with a bank for an amount of $55,000 in order to refinance previously held loans. The facility has been drawn down in two tranches. Tranche A of $28,000 was drawn down on November 30, 2018 and Tranche B (the revolving part of the loan) of $27,000 was drawn down on December 11, 2018. During the year ended December 31, 2019 and following the sale of the vessels MSC Pylos, Sierra II, Reunion and Namibia II, the Company prepaid in aggregate, the amount of $10,615. On November 11, 2020, the Company drew down the amount of $5,803 under the revolving part of the loan and provided the vessel Scorpius as additional security. On June 23, 2022, following the agreement of the loan discussed in Note 11.A.33, the Company prepaid the amount of $21,242. On September 14, 2022, the then outstanding balance of $5,946 was fully repaid.

4. On June 18, 2019, Bastian Shipping Co. and Cadence Shipping Co., entered into a loan agreement with a bank for an amount of up to $136,000, for the purpose of financing the acquisition costs of MSC Ajaccio and MSC Amalfi and general corporate purposes relating to the two vessels. The facility was drawn down in two tranches on June 24, 2019. On January 4, 2023, following the execution of the loan agreement discussed in Note 11.A.37, the then outstanding balance of $82,800 was fully repaid.

5. On June 24, 2019, Adele Shipping Co. entered into a loan agreement with a bank for an amount of up to $68,000, for the purpose of financing the acquisition cost of MSC Azov and general corporate purposes relating to the vessel. The facility was drawn down on July 12, 2019. On January 9, 2023, following the execution of the loan agreement discussed in Note 11.A.37, the then outstanding balance of $48,500 was fully repaid.

6. On June 28, 2019, the Company entered into a loan agreement with a bank for an amount of up to $150,000, in order to partially refinance two term loans. Vessels Value, Valence and Vantage were provided as security. The facility was drawn down in three tranches on July 15, 2019. On January 11, 2023, following the execution of the loan agreement discussed in Note 11.A.37, the then outstanding balance of $112,430 was fully repaid.

7. On July 18, 2019, the Company entered into a loan agreement with a bank for an amount of up to $94,000, in order to partially refinance one term loan. Vessels Valor and Valiant were provided as security. The facility was drawn down in two tranches on July 24, 2019. On November 14, 2022, following the execution of the loan agreement discussed in Note 11.A.35, the then outstanding balance of $64,852 was fully repaid.

8. On February 13, 2020, the Company entered into a loan agreement with a bank for an amount of up to $30,000 in order to partly finance the acquisition cost of the vessels Vulpecula, Volans, Virgo and Vela. On February 18, 2020, the Company drew down the amount of $30,000 in four tranches. On January 31, 2022, following the execution of the loan agreement discussed in Note 11.A.30, the then outstanding balance of $24,554 of the loan was fully repaid.

9. On April 24, 2020, Capetanissa Maritime Corporation, Christos Maritime Corporation, Costis Maritime Corporation, Joyner Carriers S.A. and Rena Maritime Corporation, entered into a loan agreement with a bank for an amount of up to $70,000, in order to refinance two term loans. The facility was drawn down on May 6, 2020. On March 8, 2022, the Company prepaid $3,062, due to the sale of vessel Messini (Note 7), on the then outstanding balance. On June 28, 2022, following the agreement of the loan discussed in Note 11.A.33, the Company prepaid the amount of $13,964 of the loan. On October 13, 2022, the Company prepaid $8,264, due to the sale of vessel York. On December 7, 2022, the Company prepaid $8,503, due to the sale of vessel Sealand Washington (Note 7). On May 30, 2023, following the execution of the loan agreement discussed in Note 11.A.41, the then outstanding balance of $14,186 was fully repaid.

10. On May 29, 2020, Caravokyra Maritime Corporation, Costachille Maritime Corporation, Kalamata Shipping Corporation, Marina Maritime Corporation, Navarino Maritime Corporation and Merten Shipping Co., entered into a loan agreement with a bank for an amount of up to $70,000, in order to partly refinance one term loan. The facility was drawn down on June 4, 2020. On June 21, 2022, following the execution of the agreement of the loan discussed in Note 11.A.33, the Company prepaid the amount of $35,885 of the loan. On December 5, 2022, the Company prepaid $6,927.6, due to the sale of vessel Maersk Kalamata (Note 7). On April 24, 2023, following the execution of the loan agreement discussed in Note 11.A.40, the then outstanding balance of $6,663 was fully repaid.

11. On December 15, 2020, Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of $8,100, in order to partially refinance one term loan. The facility was drawn down on December 17, 2020. On December 19, 2022, the then outstanding balance of $2,025 was fully repaid.

12. On November 10, 2020, Uriza Shipping S.A. entered into a loan agreement with a bank for an amount of $20,000, in order to refinance one term loan. The facility was drawn down on November 12, 2020. On June 29, 2022, following the execution of the agreement of the loan discussed in Note 11.A.33, the Company fully prepaid the then outstanding balance of $16,100 of the loan.

13. On January 27, 2021, Berg Shipping Co. entered into a loan agreement with a bank for an amount of $12,500, in order to finance the acquisition cost of the vessel Neokastro. The facility was drawn down on January 29, 2021. On May 30, 2023, following the execution of the loan agreement discussed in Note 11.A.41, the then outstanding balance of $9,980 was fully repaid.

14. On March 16, 2021, Reddick Shipping Co. and Verandi Shipping Co. entered into a loan agreement with a bank for an amount of $18,500, in order to refinance one term loan and for general corporate purposes. The facility was drawn down in two tranches on March 23, 2021. On September 30, 2022, following the execution of the loan agreement discussed in Note 11.A.34, the then outstanding balance of $11,300 was fully repaid.

15. On March 18, 2021, Evantone Shipping Co. and Fortrose Shipping Co. entered into a loan agreement with a bank for an amount of $23,000 for the purpose of financing general corporate purposes. The facility was drawn down on March 23, 2021. On January 4, 2023, following the execution of the loan agreement discussed in Note 11.A.37, the then outstanding balance of $17,750 was fully repaid.

16. On March 19, 2021, Ainsley Maritime Co. and Ambrose Maritime Co. entered into a loan agreement with a bank for an amount of $150,000, in order to refinance two term loans and for general corporate purposes. The facility was drawn down in two tranches on March 24, 2021. As of December 31, 2023, the outstanding balance of each tranche of $60,267.9 is repayable in 29 equal quarterly installments of $1,339.3, from March 2024 to March 2031 and a balloon payment of $21,428.6 each payable together with the last installment.

17. On March 24, 2021, Hyde Maritime Co. and Skerrett Maritime Co. entered into a loan agreement with a bank for an amount of $147,000, in order to refinance two term loans and for general corporate purposes. The facility was drawn down in two tranches on March 26, 2021. On December 20, 2022, the loan agreement was amended, resulting in the extension of the repayment period until March 2029. As of December 31, 2023, the outstanding balance of Tranche A of $57,951.9 is repayable in 21 equal quarterly installments of $1,413.5, from March 2024 to March 2029 and a balloon payment of $28,269.2 payable together with the last installment. As of December 31, 2023, the outstanding balance of Tranche B of $57,951.9 is repayable in 21 equal quarterly installments of $1,413.5, from March 2024 to March 2029 and a balloon payment of $28,269.2 payable together with the last installment.

18. On March 29, 2021, Kemp Maritime Co. entered into a loan agreement with a bank for an amount of $75,000, in order to refinance one term loan and for general corporate purposes. The facility was drawn down on March 30, 2021. As of December 31, 2023, the outstanding balance of the loan of $58,525 is repayable in 21 equal quarterly installments of $1,425, from March 2024 to March 2029 and a balloon payment of $28,600 payable together with the last installment.

19. On March 29, 2021, Vernes Shipping Co. entered into a loan agreement with a bank for an amount of $14,000, in order to finance the acquisition cost of the vessel Glen Canyon. The facility was drawn down on March 31, 2021. On June 21, 2022, following the execution of the agreement of the loan discussed in Note 11.A.33, the Company fully prepaid the then outstanding balance of $12,200 of the loan.

20. On June 1, 2021, Achilleas Maritime Corporation, Angistri Corporation, Fanakos Maritime Corporation, Fastsailing Maritime Co., Lindner Shipping Co., Miko Shipping Co., Saval Shipping Co., Spedding Shipping Co., Tanera Shipping Co., Timpson Shipping Co. and Wester Shipping Co., entered into a loan agreement with a bank for an amount of up to $158,105, in order to partly refinance one term loan and to finance the acquisition cost of the vessels Porto Cheli, Porto Kagio and Porto Germeno. The facility was drawn down in four tranches. On June 4, 2021, the Refinancing tranche of $50,105 and Tranche C of $38,000 were drawn down, on June 7, 2021, Tranche A of $35,000 was drawn down and on June 24, 2021, Tranche B of $35,000 was drawn down. On August 12, 2021, the Company prepaid $7,395.1 due to the sale of vessel Venetiko (Note 7), on the then outstanding balance. On October 12, 2021 and October 25, 2021, the Company prepaid $6,531 and $6,136, respectively due to the sale of ZIM Shanghai and ZIM New York (Note 7), on the then outstanding balance. On October 7, 2022, the Company prepaid $6,492, due to the sale of Sealand Illinois (Note 7), on the then outstanding balance. On May 8, 2023, the loan agreement was amended, resulting in the extension of the repayment period until September 2026 for the Refinancing tranche and until December 2026 for Tranches A and B. On October 13, 2023, the Company prepaid $2,668.2 due to the sale of vessel Oakland (Note 7), on the then outstanding balance. As of December 31, 2023, the outstanding balance of the Refinancing tranche of $8,569 is repayable in 11 equal quarterly installments of $769.4 payable from March 2024 to September 2026 and a balloon payment of $106.1, payable together with the last installment. As of December 31, 2023, the outstanding balance of Tranche A of $20,000 is repayable in 12 equal quarterly installments of $1,500, from March 2024 to December 2026 and a balloon payment of $2,000 payable together with the last installment. As of December 31, 2023, the outstanding balance of Tranche B of $20,000 is repayable in 12 equal quarterly installments of $1,500, from March 2024 to December 2026 and a balloon payment of $2,000 payable together with the last installment. On February 1, 2022, the then outstanding balance of Tranche C of $34,730 was fully repaid (Note 11.A.30).

21. On June 7, 2021, Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. entered into a loan agreement with a bank for an amount of up to $79,000, in order to finance the acquisition cost of the vessels Androusa, Norfolk, Gialova and Dyros (Note 7). The first two tranches of the facility of $22,500 each, were drawn on June 10, 2021, the third tranche of $22,500 was drawn on August 25, 2021, while the fourth tranche of $11,500 was drawn on January 18, 2022. On April 24, 2023, following the execution of the loan agreement discussed in Note 11.A.40, the then outstanding balance of $61,895 was fully repaid.

22. On July 8, 2021, the Company entered into a loan agreement with a bank for an amount of up to $62,500, in order to finance the acquisition cost of the vessels Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena (Note 7). An aggregate amount of $49,236.3, was drawn during July 2021, an amount of $7,300 was drawn in August 2021 and an amount of $5,963.8 was drawn in October 2021, to finance the acquisition of the eight vessels. On May 25, 2023, the Company prepaid $5,475, due to the sale of vessel Comity (Note 7). On November 16, 2023, the Company prepaid $1,775, due to the sale of vessel Peace (Note 7). On November 30, 2023, the Company prepaid $1,775, due to the sale of vessel Pride (Note 7). As of December 31, 2023, the aggregate outstanding balance of $29,735 is repayable in variable quarterly installments from January 2024 to October 2026 with an aggregate balloon payment of $15,598.8 that is payable together with the respective last installments.

23. On July 9, 2021, the Company entered into a loan agreement with a bank for an amount of up to $81,500, in order to finance the acquisition cost of the vessels Builder, Adventure, Manzanillo, Alliance, Seabird, Aeolian, Farmer and Greneta (Note 7). Five tranches of the facility with aggregate amount of $44,620 were drawn during July 2021 to finance the acquisition of the first five vessels, one tranche amounting to $12,480 was drawn in August 2021 to finance the acquisition of the vessel Aeolian, one tranche amounting to $13,250 was drawn in October 2021 to finance the acquisition of the vessel Farmer and one tranche amounting to $11,150 was drawn in December 2021 to finance the acquisition of the vessel Greneta. On November 21, 2022, following the execution of the agreement of the loan discussed in Note 11.A.36, the Company fully prepaid the then outstanding balance of $10,220 of the tranche regarding the vessel Greneta. On December 20, 2022, following the execution of the agreement of the loan discussed in Note 11.A.38, the Company fully prepaid the then outstanding balance of $62,788 of the loan.

24. On July 16, 2021, the Company entered into a hunting license facility agreement with a bank for an amount of up to $120,000, in order to finance the acquisition cost of the vessels Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Curacao, Equity and Rose (Note 7). Three tranches of the facility with an aggregate amount of $34,200 were drawn during July 2021, to finance the acquisition of the first three vessels, three tranches of the facility with an aggregate amount of $28,050 were drawn during August 2021, to finance the acquisition of the subsequent three vessels, three tranches of the facility with an aggregate amount of $27,600 were drawn during September 2021, to finance the acquisition of the subsequent three vessels and three last tranches of the facility with an aggregate amount of $30,150 were drawn during October and November 2021, to finance the acquisition of the last three vessels. On December 21, 2021, the Company prepaid the amount of $38,844 regarding the tranches of vessels Clara, Rose, Thunder and Equity (Note 11.A.27). On January 7, 2022, the Company prepaid the amount of $51,885 regarding the tranches of vessels Bernis, Verity, Dawn, Discovery and Parity (Note 11.A.28). On March 16, 2023, the Company prepaid the amount of $6,985 due to the sale of vessel Taibo (Note 7). On June 20, 2023, following the execution of the loan agreement discussed in Note 11.A.42, the then outstanding balance of $16,310 was fully repaid.

25. On July 27, 2021, Amoroto Marine Corp., Bermeo Marine Corp., Bermondi Marine Corp., Briande Marine Corp., Camarat Marine Corp., Camino Marine Corp., Canadel Marine Corp., Cogolin Marine Corp., Fruiz Marine Corp., Gajano Marine Corp., Gatika Marine Corp., Guernica Marine Corp., Laredo Marine Corp., Onton Marine Corp. and Solidate Marine Corp. amongst others, entered into a hunting license facility agreement with a bank for an amount of up to $125,000, in order to finance the acquisition cost of the vessels Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus, Titan I, Bermondi, Orion, Merchia and Damon (Note 7), as well as the acquisition of further vessels. Two tranches of the facility with an aggregate amount of $18,000 were drawn during August 2021 to finance the acquisition of the first two vessels, four tranches of the facility with an aggregate amount of $32,430 were drawn during September 2021 to finance the acquisition of the subsequent four vessels, one tranche of the facility with an aggregate amount of $7,347 was drawn during October 2021 to finance the acquisition of the vessel Cetus (Note 7), three tranches of the facility with an aggregate amount of $33,645 were drawn during November 2021 to finance the acquisition of the subsequent three vessels, one tranche of the facility with an amount of $14,100 was drawn in December 2021 to finance the acquisition of the subsequent vessel and one tranche of the facility with an amount of $13,374 was drawn in January 2022 to the finance the acquisition of the last vessel. On April 29, 2022, Amoroto Marine Corp., Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. prepaid the aggregate amount $38,020 (Note 11.A.32). On March 23, 2023, the Company prepaid the amount of $5,226 due to the sale of vessel Miner (Note 7). On March 31, 2023, the loan agreement was amended, resulting in the extension of the repayment period until July 2027. On December 5, 2023, the Company prepaid $5,510, due to the sale of vessel Cetus (Note 7). As of December 31, 2023, the aggregate outstanding balance of $50,661 is repayable in variable quarterly installments from January 2024 to July 2027 with an aggregate balloon payment of $33,209.9 that is payable together with the respective last installments. As of December 31, 2023, the vessels Konstantinos and Progress were classified as “Vessels held for sale” (Note 7) and the aggregate outstanding amount of $11,501 is included in the Current portion of long-term debt, net of deferred financing costs in the accompanying balance sheet (Note 25(c)).

26. On September 10, 2021, the Company entered into a hunting license facility agreement with a bank for an amount of up to $150,000 in order to finance part of the acquisition cost of dry bulk vessels. On April 19, 2022, the Company terminated the hunting license facility agreement.

27. On December 10, 2021, Dattier Marine Corp., Dramont Marine Corp., Gassin Marine Corp. and Merle Marine Corp. entered into a loan agreement with a bank for an amount of up to $43,500, in order to refinance the term loan of the vessels Equity, Thunder, Rose and Clara discussed in Note 11.A.24. The facility was drawn down on December 20, 2021. On May 11, 2022, the Dattier Marine Corp. prepaid the amount of $10,645, due to the sale of vessel Thunder (Note 7), on the then outstanding balance. On November 21, 2022, following the execution of the agreement of the loan discussed in Note 11.A.36, the Company prepaid the then outstanding balance of $19,562.5 of the tranches regarding the vessels Clara and Rose. On December 20, 2022, following the execution of the agreement of the loan discussed in Note 11.A.38, the Company fully prepaid the then outstanding balance of $9,390 of the loan.

28. On December 24, 2021, Bernis Marine Corp., Andati Marine Corp., Barral Marine Corp., Cavalaire Marine Corp. and Astier Marine Corp. entered into a loan agreement with a bank for an amount of up to $55,000, in order to refinance the term loan of the vessels Bernis, Verity, Dawn, Discovery and Parity discussed in Note 11.A.24. On January 5, 2022, Bernis Marine Corp., Andati Marine Corp., Barral Marine Corp., Cavalaire Marine Corp. and Astier Marine Corp. drew down the aggregate amount of $52,525, in order to refinance in part the term loan discussed in Note 11.A.24. As of December 31, 2023, the aggregate outstanding balance of $41,695 is repayable in 13 equal quarterly installments of $1,547.1, from January 2024 to January 2027 and a balloon payment of $21,583 payable together with the last installment.

29. On December 28, 2021, the Company entered into a hunting license facility agreement with a bank for an amount of up to $100,000 in order to finance the acquisition cost of the secondhand dry bulk vessels Pythias, Hydrus, Phoenix, Oracle and Libra (Note 7). During January 2022, the Company drew down the aggregate amount of $56,700. On June 20, 2023, following the execution of the loan agreement discussed in Note 11.A.42, the then outstanding balance of $49,469 was fully repaid.

30. On January 26, 2022, the Company entered into a loan agreement with a bank for an amount of up to $85,000 in order to refinance the term loan discussed in Note 11.A.8, Tranche C of the term loan discussed in Note 11.A.20 and for general corporate purposes. On January 31, 2022, the Company drew down the amount of $85,000. As of December 31, 2023, the outstanding balance of $38,500 is repayable in nine variable quarterly installments, from January 2024 to January 2026 and a balloon payment of $19,000 payable together with the last installment.

31. On April 5, 2022, Adstone Marine Corp., Barlestone Marine Corp., Bilstone Marine Corp., Cromford Marine Corp., Featherstone Marine Corp., Hanslope Marine Corp., Kinsley Marine Corp., Nailstone Marine Corp., Oldstone Marine Corp., Ravenstone Marine Corp., Rocester Marine Corp., Shaekerstone Marine Corp., Silkstone Marine Corp., Snarestone Marine Corp. and Sweptstone Marine Corp. signed a hunting license loan agreement with a bank for an amount of up to $120,000, in order to partly finance the acquisition of the secondhand dry bulk vessel Norma (Note 7). On April 11, 2022, Adstone Marine Corp. drew down the amount of $10,800. On December 20, 2022, following the execution of the agreement of the loan discussed in Note 11.A.38, the Company fully prepaid the then outstanding balance of $10,125 of the loan.

32. On April 21, 2022, Amoroto Marine Corp., Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. entered into a loan agreement with a bank for an amount of up to $40,500 in order to refinance the term loan of the vessels Merida, Bermondi, Titan I and Uruguay discussed in Note 11.A.25 and for general corporate purposes. On April 28, 2022, Amoroto Marine Corp., Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. drew down the amount of $40,500. As of December 31, 2023, the aggregate outstanding balance of $24,240 is repayable in 10 variable quarterly installments, from January 2024 to April 2026 with an aggregate balloon payment of $10,940 that is payable together with the respective last installments.

33. On May 12, 2022, Benedict Maritime Co., Caravokyra Maritime Corporation, Costachille Maritime Corporation, Navarino Maritime Corporation, Duval Shipping Co., Jodie Shipping Co., Kayley Shipping Co., Madelia Shipping Co., Marina Maritime Corporation, Percy Shipping Co., Plange Shipping Co., Rena Maritime Corporation, Rockwell Shipping Co., Simone Shipping Co., Vernes Shipping Co., Virna Shipping Co. and Uriza Shipping S.A. signed a syndicated loan agreement for an amount of up to $500,000 in order to partly refinance the term loans discussed in Notes 11.A.3, 11.A.9, 11.A.10, to refinance the term loans discussed in Notes 11.A.12 and 11.A.19, to finance the acquisition cost of one vessel under a financing agreement discussed in Note 11.B.2, to finance the acquisition cost of the four vessels under the finance leases discussed in Note 12 and for general corporate purposes. During June 2022, Benedict Maritime Co., Caravokyra Maritime Corporation, Costachille Maritime Corporation, Navarino Maritime Corporation, Duval Shipping Co., Jodie Shipping Co., Kayley Shipping Co., Madelia Shipping Co., Marina Maritime Corporation, Percy Shipping Co., Plange Shipping Co., Rena Maritime Corporation, Rockwell Shipping Co., Simone Shipping Co., Vernes Shipping Co., Virna Shipping Co. and Uriza Shipping S.A. drew down the aggregate amount of $500,000. As of December 31, 2023, the aggregate outstanding balance of $376,857 is repayable in 14 variable quarterly installments, from March 2024 to June 2027 with an aggregate balloon payment of $89,523.8 that is payable together with the respective last installments.

34. On September 29, 2022, Reddick Shipping Co. and Verandi Shipping Co. signed a loan agreement with a bank for an amount of $46,000 in order to refinance the term loan discussed in Note 11.A.14. On September 30, 2022, Reddick Shipping Co. and Verandi Shipping Co. drew down the amount of $46,000. As of December 31, 2023, the outstanding balance of $33,000 is repayable in 11 equal quarterly installments of $3,000, from March 2024 to September 2026.

35. On November 11, 2022, Quentin Shipping Co. and Sander Shipping Co. signed a loan agreement with a bank for an amount of $85,000 in order to refinance the term loan discussed in Note 11.A.7. On November 14, 2022, Quentin Shipping Co. and Sander Shipping Co. drew down in two tranches the aggregate amount of $85,000. As of December 31, 2023, the outstanding balance of each tranche of $37,312.5 is repayable in 28 equal quarterly installments of $1,296.9, from February 2024 to November 2030 and a balloon payment of $1,000 payable together with the last installment.

36. On November 17, 2022, Greneta Marine Corp., Merle Marine Corp. and Gassin Marine Corp. amongst others, signed a loan agreement with a bank for an amount of $30,000 in order to partly refinance the term loans discussed in Notes 11.A.23 and 11.A.27. On November 22, 2022, Greneta Marine Corp., Merle Marine Corp. and Gassin Marine Corp. drew down the amount of $30,000. As of December 31, 2023, the aggregate outstanding balance of $26,045 is repayable in 20 variable quarterly installments, from February 2024 to November 2028 with an aggregate balloon payment of $6,273.8 that is payable together with the respective last installment.

37. On December 14, 2022, Bastian Shipping Co., Cadence Shipping Co., Adele Shipping Co., Raymond Shipping Co., Terance Shipping Co., Undine Shipping Co., Tatum Shipping Co., Singleton Shipping Co., Evantone Shipping Co. and Fortrose Shipping Co. signed a loan agreement with a bank for an amount of $322,830 in order to refinance the term loans discussed in Notes 11.A.2, 11.A.4, 11.A.5, 11.A.6 and 11.A.15 and for general corporate purposes. During January 2023, the aggregate amount of 322,830 was drawn. As of December 31, 2023, the aggregate outstanding balance of $260,630 is repayable in variable quarterly installments, from March 2024 to December 2029 with an aggregate balloon payment of $16,800 that is payable together with the respective last installment.

38. On December 15, 2022, Adstone Marine Corp., Auber Marine Corp., Barlestone Marine Corp., Bilstone Marine Corp., Blondel Marine Corp., Cromford Marine Corp., Dramont Marine Corp., Featherstone Marine Corp., Lenval Marine Corp., Maraldi Marine Corp., Rivoli Marine Corp., Terron Marine Corp. and Valrose Marine Corp. signed a secured floating interest rate loan agreement with a bank for an amount of $120,000 in order to partly refinance the term loans discussed in Notes 11.A.23 11.A.27 and 11.A.31. On December 20, 2022, the amount of $82,885 was drawn down. On September 7, 2023, pursuant to a supplemental agreement signed during the third quarter of 2023, Oldstone Marine Corp. and Kinsley Marine Corp. drew down in two tranches the aggregate amount of $27,450. As of December 31, 2023, the aggregate outstanding balance of $101,065 is repayable in variable quarterly installments, from January 2024 to September 2029 with an aggregate balloon payment of $39,948.2 that is payable together with the respective last installments. As of December 31, 2023, the vessels Adventure and Manzanillo were classified as “Vessels held for sale” (Note 7) and the aggregate outstanding amount of $9,856.4 is included in the Current portion of long-term debt, net of deferred financing costs in the accompanying balance sheet (Note 25(c)).

39. At the time that the Company obtained control in NML (Note 1) that took place during the year ended December 31, 2023, an NML subsidiary had entered into a loan agreement to finance one sale and leaseback arrangement. As of December 31, 2023, the outstanding balance of $5,995 is repayable in nine variable quarterly installments, from February 2024 to February 2026 with an aggregate balloon payment of $900 that is payable together with the respective last installment.

40. On April 19, 2023, Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. signed a loan agreement with a bank for an amount of $72,000 in order to refinance the term loans discussed in Notes 11.A.10 and 11.A.21. On April 24, 2023, Alford Shipping Co., Finney Shipping Co., Kalamata Shipping Corporation, Nisbet Shipping Co. and Novara Shipping Co. drew down the amount of $69,000. As of December 31, 2023, the outstanding balance of $64,000 is repayable in 22 equal quarterly installments of $2,500, from January 2024 to April 2029 and a balloon payment of $9,000 payable together with the last installment.

41. On May 26, 2023, Capetanissa Maritime Corporation and Berg Shipping Co. signed a loan agreement with a bank for an amount of $25,548 in order to refinance the term loans discussed in Notes 11.A.9 and 11.A.13. On May 30, 2023, Capetanissa Maritime Corporation and Berg Shipping Co. drew down the amount of $24,167 in two tranches. As of December 31, 2023, the outstanding balance of Tranche A of $13,160.6 is repayable in 18 equal quarterly installments of $513.2, from February 2024 to May 2028 and a balloon payment of $3,923 payable together with the last installment. As of December 31, 2023, the outstanding balance of Tranche B of $9,256.4 is repayable in 18 equal quarterly installments of $361.8, from February 2024 to May 2028 and a balloon payment of $2,744 payable together with the last installment.

42. On June 19, 2023, Archet Marine Corp., Bagary Marine Corp., Bellet Marine Corp., Courtin Marine Corp., Cron Marine Corp., Kinsley Marine Corp., Laudio Marine Corp., Nailstone Marine Corp., Oldstone Marine Corp., Pomar Marine Corp., Ravenstone Marine Corp., Rocester Marine Corp., Silkstone Marine Corp., Snarestone Marine Corp. and Sweptstone Marine Corp. signed a loan agreement with a bank for an amount of up to $150,000 in order to refinance the term loans discussed in Notes 11.A.24 and 11.A.29, as well as the acquisition of further vessels. On June 20, 2023, the amount of $65,779 was drawn down. As of December 31, 2023, the aggregate outstanding balance of $63,312 is repayable in 22 variable quarterly installments, from March 2024 to June 2029 with an aggregate balloon payment of $36,172 that is payable together with the respective last installments. The undrawn balance of the loan as of December 31, 2023 is $84,221, available for drawdown until December 31, 2025.

43. During the year ended December 31, 2023, four NML subsidiaries entered into a loan agreement to finance  four sale and leaseback arrangements that they have entered into. As of December 31, 2023, the outstanding balance of $34,920 is repayable in 19 variable quarterly installments, from January 2024 to July 2028 with an aggregate balloon payment of $14,400 that is payable together with the respective last installment.

44. During the year ended December 31, 2023, two NML subsidiaries entered into a loan agreement to finance  two sale and leaseback arrangements that they have entered into. As of December 31, 2023, the aggregate outstanding balance of $18,460 is repayable in 18 equal quarterly installments of $520, from January 2024 to April 2028 with an aggregate balloon payment of $9,100 that is payable together with the respective last installment.

45. On December 1, 2023, Barlestone Marine Corp., Bilstone Marine Corp., Cromford Marine Corp., Featherstone Marine Corp., Hanslope Marine Corp. and Shaekerstone Marine Corp. entered into a loan agreement with a bank for an amount of up to $60,000 in order to finance the acquisition cost of the vessel Arya (Note 7) as well as the acquisition of further vessels. On December 7, 2023, the amount of $12,000 was drawn. As of December 31, 2023, the outstanding balance of $12,000 is repayable in 24 equal quarterly installments of $272.7, from March 2024 to December 2029 with a balloon payment of $5,454.5 that is payable together with the respective last installment. The undrawn balance of the loan as of December 31, 2023 is $48,000, available for drawdown until June 1, 2025.

The term loans discussed above bear interest at Term Secured Overnight Financing Rate (“SOFR”) (applicable to all loans discussed above except the loans discussed in Notes 11.A.28, 11.A.33, 11.A.37 and 11.A.41 and the loan discussed in Note 11.A.17 which bears a fixed rate) or Daily Non-Cumulative Compounded SOFR (applicable to the loans discussed in Notes 11.A.28, 11.A.33, 11.A.37 and 11.A.41), plus a spread and are secured by, inter alia, (a) first-priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses in the range of 100% to 125% in all loans excluding one for which it is 140%, restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend and may also require the Company to maintain minimum liquidity, minimum net worth, interest coverage and leverage ratios, as defined.

B. Other Financing Arrangements

1. In August 2018, the Company, through five wholly-owned subsidiaries, entered into five pre and post-delivery financing agreements with a financial institution for the five newbuild containerships. The Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC 606, the advances paid for the vessels under construction are not derecognized and the amounts received are accounted for as financing arrangements. The financing arrangements bear fixed interest and the interest expense incurred for the year ended December 31, 2021 amounted to $465, in the aggregate, and is capitalized in “Vessels and advances, net” in the accompanying 2021 consolidated balance sheet. The total financial liability under these financing agreements is repayable in 121 monthly installments beginning upon vessel delivery date including the amount of purchase obligation at the end of the agreements. As of December 31, 2023 and following the delivery of the five newbuilds (Note 7), the aggregate outstanding amount of their financing arrangements is repayable in various installments from January 2024 to May 2031 including the amount of purchase obligation at the end of each financing agreement. The financing arrangements bear fixed interest and for the year ended December 31, 2023, the interest expense incurred amounted to $16,957, in aggregate, ($17,821 for the year ended December 31, 2022 and $16,715 for the year ended December 31, 2021) and is included in Interest and finance costs in the accompanying 2023 consolidated statement of operations.

2. On November 12, 2018, the Company entered into a Share Purchase Agreement with York (the “York SPA”). After that date, the financing arrangements that the five ship-owning companies had previously entered into for their vessels, are included in the consolidation. On November 12, 2018, the Company also undertook the obligation to pay the remaining part of the consideration under the provisions of the Share Purchase Agreement within the next 18 months from the date of the transaction. According to the financing arrangements, the Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC 606 and ASC 840 the assumed financial liability is accounted for as a financing arrangement. The amount payable to York has been accounted for under ASC 480-Distinguishing liabilities from equity and has been measured under ASC 835-30- Imputation of interest in accordance with the interest method. On May 12, 2020, the outstanding amount of the Company’s obligation to York was fully repaid. On June 17, 2022, following the agreement of the loan discussed in Note 11.A.33, the Company prepaid the then outstanding amount of $77,435 under the York SPA in order to acquire the vessel Triton (Note 7). As at December 31, 2023, the aggregate outstanding amount of the four financing arrangements is repayable in various installments from February 2024 to October 2028 and a balloon payment for each of the four financing arrangements of $32,022, payable together with the last installment. The financing arrangements bear fixed interest and for the year ended December 31, 2023, the interest expense incurred amounted to $12,511 ($15,329 for the year ended December 31, 2022 and $18,807 for the year ended December 31, 2021), in aggregate, and is included in Interest and finance costs in the accompanying consolidated statements of operations.

As of December 31, 2023, the aggregate outstanding balance of the financing arrangements under (1) and (2) above was $632,892.

C. Unsecured Bond Loan (“Bond Loan”)

In May 2021, the Company, through its wholly owned subsidiary, Costamare Participations Plc (the “Issuer”), issued €100 million of unsecured bonds to investors (the “Bond Loan”) and listed the bonds on the Athens Exchange. The Bond Loan will mature in May 2026 and carries a coupon of 2.70%, payable semiannually. The bond offering was completed on May 25, 2021. The trading of the Bonds on the Athens Exchange commenced on May 26, 2021. The net proceeds of the offering were used for the repayment of indebtedness, vessel acquisitions and working capital purposes.

The Bond Loan can be called in part (pro-rata) or in full by the Issuer on any coupon payment date, after the second anniversary and until 6 months prior to maturity. If the Bond Loan is redeemed (in part or in full) on i) the 5th and/or  6th coupon payment date, bondholders will receive a premium of 1.5% on the nominal amount of the bond redeemed, ii) the 7th and/or  8th coupon payment date, bondholders will receive a premium of 0.5% on the nominal amount of the bond redeemed; no premium shall be paid for a redemption occurring on the 9th coupon payment date. In case there is a material change in the tax treatment of the Bond Loan for the Issuer, then the Issuer has the right, at any time, to fully prepay the Bond Loan without paying any premium. The Issuer can exercise the early redemption right in part, one or more times, by pre-paying each time a nominal amount of bonds equal to at least €10 million, provided that the remaining nominal amount of the bonds after the early redemption is not lower than €50 million.

As of December 31, 2023, the outstanding balance of the bond amounted to $110,500. For the year ended December 31, 2023, the interest expense incurred amounted to $2,962 ($2,866 for the year ended December 31, 2022 and $1,896 for the year ended December 31, 2021) and is included in Interest and finance costs in the accompanying consolidated statements of operations.

The annual repayments under the Term Loans, Other Financing Arrangements and Bond loan after December 31, 2023, giving effect to the prepayment of the term loans discussed in Notes 11.A.25 and 11.A.38, are in the aggregate as follows:

Year ending December 31,	Amount
2024	$352,140
2025	320,084
2026	448,505
2027	348,046
2028	350,563
2029 and thereafter	545,745
Total	$2,365,083

The interest rate of Costamare’s Term Loans and Other Financing Arrangements (inclusive of fixed rate Term Loans and the related cost of derivatives) as at December 31, 2021, 2022 and 2023, was in the range 1.82% - 4.80%, 2.99% - 7.47% and 2.64% - 9.00%, respectively. The weighted average interest rate of Costamare’s Term Loans and Other Financing Arrangements (inclusive of fixed rate Term Loans and the related cost of derivatives) as at December 31, 2021, 2022 and 2023, was 3.3%, 4.9% and 5.1%, respectively.

Total interest expense incurred on long-term debt including the effect of the hedging interest rate swaps (discussed in Notes 20 and 22) and capitalized interest for the years ended December 31, 2021, 2022 and 2023, amounted to $74,017, $104,613 and $129,247, respectively. Of the above amounts, $73,552, $104,613 and $129,247, are included in Interest and finance costs in the accompanying consolidated statements of operations for the years ended December 31, 2021, 2022 and 2023, respectively, whereas in 2021, an amount of $465 was capitalized.

D. Financing Costs

The amounts of financing costs included in the loan balances and finance lease liabilities (Note 12) are as follows:

Balance, January 1, 2022	$25,716
Additions	7,347
Amortization and write-off	(10,255)
Transfers and other movements	105
Balance, December 31, 2022	$22,913
Additions	4,075
Amortization and write-off	(8,125)
Balance, December 31, 2023	$18,863
Less: Current portion of financing costs	(5,113)
Financing costs, non-current portion	$13,750

Financing costs represent legal fees and fees paid to the lenders for the conclusion of the Company’s financing. The amortization and write-off of loan financing costs is included in Interest and finance costs in the accompanying consolidated statements of operations (Note 20).